UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/99
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
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          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
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Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              11/15/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
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Form 13F Information Table Entry Total:  66
                                        -------------------

Form 13F Information Table Value Total:  $444,734
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
     NAME OF ISSUER               TITLE             CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER     VOTING AUTHORITY
                                 OF CLASS                     (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABORATORIES              COM              002824100      404       11000       SH     SOLE                             11000
AMERICAN EXPRESS                 COM              025816109     6234       46305       SH     SOLE                             46305
AMERICAN HOME PROCUDTS           COM              026609107      309        7457       SH     SOLE                              7457
AMERICAN INTL GROUP              COM              026874107    13661      157128       SH     SOLE                            157128
AUTO DATA PROCESSING             COM              053015103    14680      329000       SH     SOLE                            329000
BANK OF AMER CORP                COM              060505104     5773      103661       SH     SOLE                            103661
BRISTOL MYERS SQUIBB             COM              110122108    18918      280260       SH     SOLE                            280260
CBS CORP                         COM              12490K107      490       10600       SH     SOLE                             10600
CISCO SYSTEMS                    COM              17275R102    16115      235045       SH     SOLE                            235045
CLOROX                           COM              189054109     9590      250720       SH     SOLE                            250720
COCA COLA CO                     COM              191216100    14295      297434       SH     SOLE                            297434
COLGATE PALMOLIVE                COM              194162103      476       10394       SH     SOLE                             10394
DANAHER                          COM              235851102    18220      345788       SH     SOLE                            345788
WALT DISNEY HOLDING CO           COM              254687106      535       20683       SH     SOLE                             20683
DOLLAR GENERAL                   COM              256669102    18541      600617       SH     SOLE                            600617
ECOLAB                           COM              278865100      293        8600       SH     SOLE                              8600
COMVERSE TECH                    COM              205862402     9283       98435       SH     SOLE                             98435
CONEXANT                         COM              207142100     4609       63438       SH     SOLE                             63438
ESTEE LAUDER                     COM              518439104      207        5300       SH     SOLE                              5300
EMC CORP                         COM              268648102     1107       15500       SH     SOLE                             15500
GENERAL ELECTRIC                 COM              369604103    16843      142064       SH     SOLE                            142064
GILLETTE                         COM              375766102    12598      371187       SH     SOLE                            371187
AT&T                             COM              001957109      308        7084       SH     SOLE                              7084
BROADCOM                         COM              111320107      202        1850       SH     SOLE                              1850
ILLINOIS TOOL WORKS              COM              452308109    14724      197484       SH     SOLE                            197484
INTERPUBLIC GROUP                COM              460690100    19419      472255       SH     SOLE                            472255
JOHNSON & JOHNSON                COM              478160104    16401      178524       SH     SOLE                            178524
KROGER                           COM              501044101     7559      342644       SH     SOLE                            342644
LEGGETT & PLATT                  COM              524660107      253       12827       SH     SOLE                             12827
MARSH & MCLENNAN COS             COM              571748102      668        9750       SH     SOLE                              9750
WAL-MART                         COM              931142103      304        6400       SH     SOLE                              6400
XILINX                           COM              983919101      747       11400       SH     SOLE                             11400
MARTIN MARIETTA MATLS            COM              573284106      240        6000       SH     SOLE                              6000
MEDIA GENERAL                    COM              584404107     3686       71925       SH     SOLE                             71925
MERCK                            COM              589331107     3970       61258       SH     SOLE                             61258
MEREDITH CORP                    COM              589433101      309        8500       SH     SOLE                              8500
MICROSOFT                        COM              594918104    20529      226695       SH     SOLE                            226695
PEPSICO                          COM              713448108      775       25625       SH     SOLE                             25625
PFIZER                           COM              717081103      226        6294       SH     SOLE                              6294
PITNEY BOWES                     COM              724479100      314        5150       SH     SOLE                              5150
PROCTER & GAMBLE                 COM              742718109     5996       63957       SH     SOLE                             63957
SAFEWAY                          COM              786514208     4624      121505       SH     SOLE                            121505
SEALED AIR                       COM              812115103    19843      386728       SH     SOLE                            386728
TYCO INTL                        COM              902124106     2857       27675       SH     SOLE                             27675
VERITAS                          COM              923436109      627        8250       SH     SOLE                              8250
WALGREEN                         COM              931422109     3013      118770       SH     SOLE                            118770
WARNER LAMBERT                   COM              934488107      245        3694       SH     SOLE                              3694
WELLS FARGO                      COM              949740108    16943      427625       SH     SOLE                            427625
WM WRIGLEY JR & CO               COM              982526105      559        8125       SH     SOLE                              8125
BERKSHIRE HATHAWAY A             COM              084670108    27610         502       SH     SOLE                               502
BERKSHIRE HATHAWAY B             COM              084670207    13502        7275       SH     SOLE                              7275
CLEAR CHANNEL COMMUNICATION      COM              184502102    19384      242695       SH     SOLE                            242695
INTEL                            COM              458372109      301        4050       SH     SOLE                              4050
INTL BUSINESS MACHINES           COM              459200101     2004       16509       SH     SOLE                             16509
JDS UNIPHASE                     COM              46612J101     8931       78475       SH     SOLE                             78475
LEXMARK                          COM              529771107     5281       65600       SH     SOLE                             65600
AT&T LIBERTY MEDIA               COM              001957208    16583      446750       SH     SOLE                            446750
LUCENT TECHNOLOGIES              COM              549463107      370        5708       SH     SOLE                              5708
NORTEL NETWORKS                  COM              656569100     6977      136805       SH     SOLE                            136805
ORACLE                           COM              68389X105      242        5318       SH     SOLE                              5318
QUALCOMM                         COM              747525103     9716       51355       SH     SOLE                             51355
RF MICRO DEVICES                 COM              749941100     2894       63250       SH     SOLE                             63250
SUN MICROSYSTEMS                 COM              866810104      651        7000       SH     SOLE                              7000
TEXAS INSTRUMENTS                COM              882491103      494        6000       SH     SOLE                              6000
VSIO                             COM              927914101      331        8439       SH     SOLE                              8439
VODAFONE                         COM              92857T107      942        3962       SH     SOLE                              3962